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                    [LETTERHEAD OF SULLIVAN & CROMWELL LLP]


                                                                  July 27, 2006


Securities and Exchange Commmission,
100 F Street, N.E.,
Washington, D.C. 20549.

       Re: Tri-Continental Corporation

Ladies and Gentlemen:

    On behalf of Tri-Continental Corporation (the "Company"), we are pleased to file a definitive proxy statement and forms of proxy (the "Proxy Materials") relating to the Company's upcoming Special Meeting of Stockholders to be held on September 28, 2006. Preliminary Proxy Materials were filed with the Commission on July 14, 2006.

    Please do not hesitate to contact either the undersigned at (212) 558-7383 or Donald R. Crawshaw at (212) 558-4016 with any questions that you may have.

                                        Sincerely,

                                        /s/ Nikola Uzelac
                                        Nikola Uzelac

(Attachments)

cc: Frank J. Nasta
    (Tri-Continental Corporation)

    Donald R. Crawshaw
    (Sullivan & Cromwell LLP)

Securities and Exchange Commission